Basis of Presentation and Summary of Significant Accounting Policies - Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Feb. 10, 2021	Jan. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Aggregate gross proceeds from stock issuance				$ 202,895
Proceeds from stock issuance					$ 202,895	$ 0
Unvested restricted stock units
Business Acquisition [Line Items]
Number of outstanding and fully vested restricted stock units, unsettled (in shares					2,045,634
Common Stock
Business Acquisition [Line Items]
Stock issued (in shares)				4,720,000
Aggregate gross proceeds from stock issuance				$ 1
Merger Agreement | Mountain Crest Acquisition Corp (MCAC) | Legacy Playboy
Business Acquisition [Line Items]
Debt assumed			$ 142,100
Merger Agreement | Common Stock | Mountain Crest Acquisition Corp (MCAC) | Legacy Playboy
Business Acquisition [Line Items]
Purchase consideration			$ 381,300
Share price (in dollars per share)			$ 10.00
Consideration transferred, shares (in shares)			23,920,000
Subscription Agreements and PIPE Registration Rights Agreements | Mountain Crest Acquisition Corp (MCAC) | PIPE Investors
Business Acquisition [Line Items]
Proceeds from stock issuance			$ 46,800
Subscription Agreements and PIPE Registration Rights Agreements | Common Stock | Mountain Crest Acquisition Corp (MCAC) | PIPE Investors
Business Acquisition [Line Items]
Stock issued (in shares)			5,000,000
Price per share (in dollars per share)			$ 10.00
Aggregate gross proceeds from stock issuance			$ 50,000
Business Combination [Member] | Mountain Crest Acquisition Corp (MCAC) | Legacy Playboy
Business Acquisition [Line Items]
Share price (in dollars per share)	$ 5.61
Stock issued (in shares)	20,916,812
Consideration transferred, shares (in shares)	3,560,541
Transaction costs	$ 1,200
Business Combination [Member] | Mountain Crest Acquisition Corp (MCAC) | Legacy Playboy | Unvested restricted stock units
Business Acquisition [Line Items]
Number of outstanding and fully vested restricted stock units, unsettled (in shares	2,045,634
Vested and unsettled shares, settlement period	1 year
Business Combination [Member] | Common Stock | Mountain Crest Acquisition Corp (MCAC) | Legacy Playboy
Business Acquisition [Line Items]
Options to purchase common stock, vested (in shares)	965,944
Options to purchase common stock, vested, exercise price (in dollars per share)		$ 10.52